                                   SUPPLEMENT
                            DATED NOVEMBER 16, 2007
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                           CLASS Y SHARES PROSPECTUS
                            EACH DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

  REORGANIZATION OF THE HARTFORD MIDCAP GROWTH FUND WITH AND INTO THE HARTFORD
                           SELECT MIDCAP GROWTH FUND

On November 7, 2007, the Board of Directors of The Hartford Mutual Funds, Inc. ("Company") approved an Agreement and Plan of Reorganization ("Reorganization Agreement") that provides for the reorganization of a series of the Company, The Hartford MidCap Growth Fund, into The Hartford Select MidCap Growth Fund, another series of the Company ("Reorganization"). The Reorganization does not require shareholder approval. The Reorganization was approved by the Board of Directors of the Company ("Board") in order to eliminate the Company's redundant product offerings.

Additionally, The Hartford Select MidCap Growth Fund will be renamed "The Hartford MidCap Growth Fund" in connection with the Reorganization.

The Board, including all of the Directors who are not "interested persons" of the Company (as that term is defined in the Investment Company Act of 1940, as amended ("Independent Directors"), carefully considered the proposed Reorganization and have determined that the proposed Reorganization (1) is in the best interests of The Hartford MidCap Growth Fund and The Hartford Select MidCap Growth Fund (each a "Fund") and (2) would not result in a dilution of the interests of shareholders in either Fund. The Board further determined that the Reorganization will provide shareholders of The Hartford MidCap Growth Fund with
(a) a compatible investment that has a lower expense ratio for each share class and (b) the enhanced potential to realize economies of scale.

The Reorganization is expected to occur on or about February 25, 2008 or on such later date as the officers of the Company determine ("Closing Date"). As of the close of business on the Closing Date, pursuant to the Reorganization Agreement, each shareholder of Class A, Class B, Class C and Class Y shares of The Hartford MidCap Growth Fund will become the owner of the number of corresponding full and fractional shares of The Hartford Select MidCap Growth Fund, having an equal aggregate net asset value.

No sales load, commission or other transactional fee will be imposed as a result of the Reorganization. HIFSCO has agreed to bear all of the expenses incurred in connection with the Reorganization, except for any brokerage fees and brokerage expenses associated with the Reorganization. In addition, the closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Reorganization.

In accordance with applicable regulatory requirements, the Reorganization needs to be approved only by the Board. Consequently, you will not be asked to approve the Reorganization. Should you determine that you do not wish to become a shareholder of The Hartford Select MidCap Growth Fund, you may (1) redeem your shares of The Hartford MidCap Growth Fund, or (2) exchange them for shares of another Hartford Fund prior to the Closing Date by contacting the Company or your broker, financial intermediary, or other financial institution. Please note that redemption or an exchange of your shares of The Hartford MidCap Growth Fund will be a taxable event and you may recognize a gain or loss in connection with that transaction.

COMPARISON OF THE FUNDS

The following comparison of the Funds is a summary only. In order to better understand the differences between the investment policies, strategies and risks of your Fund and those of The Hartford Select MidCap Growth Fund, you should refer to the prospectuses and Statement of Additional Information for the each of the Funds, which are available free upon request by calling 1-800-843-7824.

The Funds are each diversified series of the Company and share the same Board of Directors. The Funds' fundamental investment policies (that is, those investment policies that cannot be changed without the approval of a majority of the outstanding shares of a Fund) are identical in all material respects.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

HIFSCO serves as the investment adviser of each Fund. The Hartford MidCap Growth Fund and The Hartford Select MidCap Growth Fund are each sub-advised by Hartford Investment Management Company ("Hartford Investment Management"), an affiliate of HIFSCO. Each Fund is managed by the same portfolio manager and shares substantially the same investment objective and principal investment strategies. In particular, each Fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the Funds invest at least 80% of their assets in common stocks of mid-capitalization companies. For each Fund, Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. The Funds also have a common transfer agent (Hartford Administrative Services Company) and a common principal underwriter (HIFSCO).

TOTAL OPERATING EXPENSES

The annual fund expense ratios of each class of each Fund are compared below:

                         ANNUAL FUND OPERATING EXPENSES

        THE HARTFORD MIDCAP GROWTH FUND   THE HARTFORD SELECT MIDCAP GROWTH FUND
Class A                1.66%                               1.54%
Class B                2.47%                               2.52%
Class C                2.49%                               2.37%
Class Y                1.41%                               0.98%

HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, Class C and Class Y shares of The Hartford MidCap Growth Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.40%, 2.20%, 2.20% and 1.00%, respectively. HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, Class C and Class Y shares of The Hartford Select MidCap Growth Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.35%, 2.10%, 2.10% and 0.95%, respectively. As a result of HIFSCO's voluntary total operating expense limits, expenses for all classes of The Hartford Select MidCap Growth Fund are lower than the expenses of The Hartford MidCap Growth Fund.



THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                            DATED NOVEMBER 16, 2007
        TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                         FOR THE HARTFORD MUTUAL FUNDS
                               DATED MAY 31, 2007


1. Effective November 9, 2007, Frank Ossino will assume portfolio management responsibilities along with Michael Bacevich for The Hartford Floating Rate Fund (the "Fund"). John Connor will no longer serve as portfolio manager of the Fund.

Accordingly, the following changes are being made to the SAI:

(a) In the section entitled "Portfolio Managers - Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers" the disclosure pertaining to John Connor is hereby deleted and replaced with the following:


                     REGISTERED
                     INVESTMENT
                      COMPANY     AUM      POOLED      AUM     OTHER      AUM
PORTFOLIO MANAGER     ACCOUNTS  ($ MIL)   ACCOUNTS   ($ MIL)  ACCOUNTS  ($ MIL)
-------------------------------------------------------------------------------
Frank Ossino**          0         $0         1        290.6      0        $0

**Mr. Ossino joined Michael Bacevich as portfolio manager of The Hartford Floating Rate Fund in November 2007. Therefore the information presented in the table above is current as of October 31, 2007.

(b) Under the heading "Portfolio Managers - Equity Securities Beneficially Owned by Hartford Investment Portfolio Managers" the disclosure pertaining to John Connor is hereby deleted and replaced with the following information:


                                                       DOLLAR RANGE OF EQUITY
                                                       SECURITIES BENEFICIALLY
PORTFOLIO MANAGER     FUND(S) SUB-ADVISED/MANAGED               OWNED
-------------------------------------------------------------------------------
Frank Ossino              Floating Rate Fund                     None



THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.